Summary of Significant Accounting Policies - Schedule of Revenue Recognized Multiple-Deliverable Arrangements (Details) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2019		Jun. 30, 2018		Dec. 31, 2018	Dec. 31, 2017
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Revenues	$ 268,733		$ 396,392		$ 709,228		$ 1,674,315		$ 3,099,608	$ 1,817,302
Real Estate Sales [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Revenues			77,182				877,036		1,467,714
Hotel Rooms and Events [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Revenues	107,736		164,011		367,356		387,579		882,213	850,645
Restaurants [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Revenues	31,858		66,173		97,781		156,270		277,652	314,822
Winemaking [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Revenues	12,338		87,775		102,880		227,171		315,741	471,374
Golf, Tennis and Other [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Revenues	$ 116,801	[1]	$ 1,251	[1]	$ 141,211	[1]	$ 26,259	[1]	$ 156,288	$ 180,461

[1]	During the three and six months ended June 30, 2019, the Company recognized $94,207 of agricultural revenues resulting from the sale of grapes.